OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Supplemental Cash Flow Information Relating To Operating Leases
Supplemental cash flow information related to leases were as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	3,555	4,184
Right-of-use assets obtained in exchange for operating lease liabilities	2,732	—

Operating Leases Supplementary Balance Sheet Information
Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Right-of-use assets	5,420	231

Operating lease liabilities - current	5,571	1,162
Operating lease liabilities - non-current	3,123	145

Total lease liabilities	8,694	1,307

Weighted average remaining lease term	1.61	1.18
Weighted average discount rate	4.75%	4.75%

Lessee, Operating Lease, Liability, Maturity	Maturities of lease liabilities are as follows:

As of December 31, 2022
RMB
2023	1,434
2024	58

Total operating lease payments	1,492
Less: imputed interest	(185)

Total operating lease	1,307